Note 7 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Prepaid Expenses and Other Current Assets [Text Block]
7.	Prepaid Expenses and Other Current Assets

Prepaid and other current assets generally consist of amounts paid to vendors for services that have not yet been performed and consist of the following:

	Year Ended December 31,
	2025	2024
	(in thousands)
Prepaid expenses and other current assets	$-	$131
Taxes recoverable	12	-
Total	$12	$131